Prepayments and Premiums Under Operating Leases (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepayments and Premiums Under Operating Leases [Abstract]
Current asset	$ 75,318	$ 78,532
Non-current asset	2,261,153	2,371,735
Total	$ 2,336,471	$ 2,450,267	$ 2,652,106